Acquisitions and Divestitures (Notes)	12 Months Ended
Sep. 30, 2015
Disclosure Acquisitions And Divestitures [Abstract]
ACQUISITIONS AND DIVESTITURES
ACQUISITIONS AND DIVESTITURES

During fiscal 2015, the Company completed three acquisitions for a combined purchase price, net of cash acquired, of $47 million, $18 million of which was paid as of September 30, 2015. The acquisitions in the aggregate were not material to the Company’s consolidated financial statements. In connection with the acquisitions, the Company recorded goodwill of $9 million.

In the fourth quarter of fiscal 2015, the Company completed the sale of its GWS business to CBRE Group, Inc. The selling price, net of cash divested, was $1.4 billion, all of which was received as of September 30, 2015. In connection with the sale, the Company recorded a $940 million gain, $643 million net of tax, within income (loss) from discontinued operations, net of tax, on the consolidated statements of income and reduced goodwill in assets held for sale by $220 million. At March 31, 2015, the Company determined that the GWS segment met the criteria to be classified as a discontinued operation. Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further disclosure related to the Company's discontinued operations.

In the fourth quarter of fiscal 2015, the Company completed its global automotive interiors joint venture with Yanfeng Automotive Trim Systems. In connection with the divestiture of the Interiors business, the Company recorded a $145 million gain, $38 million net of tax. The pre-tax gain is recorded within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill in assets held for sale by $21 million.

Also during fiscal 2015, the Company completed four additional divestitures for a combined sales price of $119 million, $86 million of which was received as of September 30, 2015. The divestitures were not material to the Company's consolidated financial statements. In connection with the divestitures, the Company recorded a gain of $38 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $14 million in the Building Efficiency Products North America segment, recorded a gain of $10 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $4 million in the Automotive Experience Seating segment and recorded a gain of $7 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $2 million in the Building Efficiency Systems and Service North America segment.

In the first nine months of fiscal 2015, the Company adjusted the purchase price allocation of the fiscal 2014 acquisition of Air Distribution Technologies Inc. (ADT). The adjustment was made as a result of a true-up to the purchase price in the amount of $4 million, all of which was paid as of September 30, 2015. Also, in connection with this acquisition, the Company recorded additional goodwill of $34 million in fiscal 2015 related to the final purchase price allocation.

In the second quarter of fiscal 2015, the Company signed a definitive agreement to create a joint venture with certain Hitachi entities to expand its Building Efficiency product offerings. The formation of the joint venture closed on October 1, 2015.

In the second quarter of fiscal 2015, the Company completed the sale of its interests in two GWS joint ventures to Brookfield Asset Management, Inc. The selling price, net of cash divested, was $141 million, all of which was received as of September 30, 2015. In connection with the sale, the Company recorded a $200 million gain, $127 million net of tax, within income (loss) from discontinued operations, net of tax, on the consolidated statements of income and reduced goodwill in assets held for sale by $20 million.

In the third quarter of fiscal 2014, the Company completed its purchase of ADT for approximately $1.6 billion, net of cash acquired, all of which was paid as of June 30, 2014. ADT is one of the largest independent providers of air distribution and ventilation products in North America. In the third quarter of fiscal 2014, the Company completed a public offering of $1.7 billion aggregate principal amount of fixed rate senior notes to finance the purchase of ADT. In fiscal 2014, the Company recorded goodwill of $837 million in the Building Efficiency Products North America segment as a result of the ADT acquisition. The Company also recorded approximately $477 million of intangible assets that are subject to amortization, of which approximately $475 million was assigned to customer relationships with useful lives between 18 and 20 years. In addition, the Company recorded approximately $230 million of trade names that are not subject to amortization.

Also during fiscal 2014, the Company completed four additional acquisitions for a combined purchase price, net of cash acquired, of $144 million, all of which was paid as of September 30, 2014. The acquisitions in the aggregate were not material to the Company's consolidated financial statements. In connection with the acquisitions, the Company recorded goodwill of $140 million. Three of the acquisitions increased the Company's ownership from a noncontrolling to controlling interest. As a result, the Company recorded a combined non-cash gain of $38 million in equity income to adjust the Company's existing equity investments in the partially-owned affiliates to fair value. The $38 million gain includes $19 million for the Power Solutions business and $19 million for the Building Efficiency Asia business.

In the third quarter of fiscal 2014, the Company completed the divestiture of the Automotive Experience Interiors headliner and sun visor product lines. As part of this divestiture, the Company made a cash payment of $54 million to the buyer to fund future operational improvement initiatives. The Company recorded a pre-tax loss on divestiture, including transaction costs, of $95 million within selling, general and administrative expenses on the consolidated statements of income. The tax impact of the divestiture was income tax expense of $38 million due to the jurisdictional mix of gains and losses on the sale, which resulted in non-benefited losses in certain countries and taxable gains in other countries. There was no change in goodwill as a result of this transaction.

In the third quarter of fiscal 2014, the Company recorded a $25 million charge within income (loss) from discontinued operations, net of tax, on the consolidated statements of income related to the indemnification of certain costs associated with a divested GWS business in 2004.

In the second quarter of fiscal 2014, the Company announced that it had reached an agreement to sell the remainder of its Automotive Experience Electronics business to Visteon Corporation, subject to regulatory and other approvals. The sale closed on July 1, 2014. The cash proceeds from the sale were $266 million, all of which was received as of September 30, 2014. At March 31, 2014, the Company determined that the Automotive Experience Electronics segment met the criteria to be classified as a discontinued operation. Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further disclosure related to the Company's discontinued operations.

In the first quarter of fiscal 2014, the Company completed one additional divestiture for a sales price of $13 million, all of which was received as of September 30, 2014. The divestiture was not material to the Company’s consolidated financial statements. In connection with the divestiture, the Company recorded a gain, net of transaction costs, of $9 million in the Automotive Experience Interiors segment within selling, general and administrative expenses on the consolidated statements of income. There was no change in goodwill as a result of this transaction.

During fiscal 2014, the Company adjusted the purchase price allocation of certain fiscal 2013 acquisitions and recorded additional goodwill of $2 million.

During fiscal 2013, the Company completed three acquisitions for a combined purchase price, net of cash acquired, of $123 million, all of which was paid as of September 30, 2013. The acquisitions in the aggregate were not material to the Company's consolidated financial statements. In connection with the acquisitions, the Company recorded goodwill of $266 million. Two of the acquisitions increased the Company's ownership from a noncontrolling to controlling interest. As a result, the Company recorded a combined non-cash gain of $106 million in Automotive Experience Seating equity income to adjust the Company's existing equity investments in the partially-owned affiliates to fair value.

During the fourth quarter of fiscal 2013, the Company completed its divestiture of its Automotive Experience Electronics' HomeLink® product line to Gentex Corporation. The selling price was $701 million, all of which was received as of September 30, 2013. In connection with the HomeLink® product line divestiture, the Company recorded a gain, net of transaction costs, of $476 million and reduced goodwill by $177 million in the Automotive Experience Electronics business.

Also during fiscal 2013, the Company completed two additional divestitures for a combined sales price, net of cash transferred, of $60 million, all of which was received as of September 30, 2013. The divestitures were not material to the Company's consolidated financial statements. In connection with the divestitures, the Company recorded a gain of $29 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $15 million in the Automotive Experience Seating segment, and recorded a loss, net of transaction costs, of $22 million within selling, general and administrative expenses on the consolidated statements of income in the Building Efficiency Rest of World segment.